Distribution Date:	05/17/24	JPMBB Commercial Mortgage Securities Trust 2014-C24
Determination Date:	05/13/24
Next Distribution Date:	06/17/24
Record Date:	04/30/24	JPMBB Commercial Mortgage Securities Trust
Series 2014-C24

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	9		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	10-14		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	15-16	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-18		Attention: JPMBB 2014-C24 Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46643GAA8	1.538600%	35,864,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46643GAB6	2.940300%	184,014,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46643GAC4	3.098300%	41,040,000.00	7,375,585.32	7,375,585.32	19,043.15	0.00	0.00	7,394,628.47	0.00	0.00%	30.00%
A-4A1	46643GAD2	3.372600%	190,000,000.00	190,000,000.00	882,192.71	533,995.00	0.00	0.00	1,416,187.71	189,117,807.29	40.36%	30.00%
A-4A2	46643GAQ3	3.372600%	75,000,000.00	75,000,000.00	348,233.96	210,787.50	0.00	0.00	559,021.46	74,651,766.04	40.36%	30.00%
A-5	46643GAE0	3.638500%	297,354,000.00	297,354,000.00	0.00	901,602.11	0.00	0.00	901,602.11	297,354,000.00	40.36%	30.00%
A-SB	46643GAF7	3.367500%	66,649,000.00	4,324,319.55	1,836,205.73	12,135.12	0.00	0.00	1,848,340.85	2,488,113.82	40.36%	30.00%
A-S	46643GAJ9	3.914200%	76,279,000.00	76,279,000.00	0.00	248,809.38	0.00	0.00	248,809.38	76,279,000.00	32.29%	24.00%
B	46643GAK6	4.115700%	76,278,000.00	76,278,000.00	0.00	261,614.47	0.00	0.00	261,614.47	76,278,000.00	24.22%	18.00%
C	46643GAL4	4.367158%	47,675,000.00	47,675,000.00	0.00	173,503.54	0.00	0.00	173,503.54	47,675,000.00	19.17%	14.25%
D	46643GAY6	3.867158%	81,046,000.00	81,046,000.00	0.00	261,181.39	0.00	0.00	261,181.39	81,046,000.00	10.59%	7.88%
E	46643GBA7	4.000000%	25,426,000.00	25,426,000.00	0.00	84,753.33	0.00	0.00	84,753.33	25,426,000.00	7.90%	5.88%
F	46643GBC3	4.000000%	14,303,000.00	14,303,000.00	0.00	47,676.67	0.00	0.00	47,676.67	14,303,000.00	6.39%	4.75%
NR*	46643GBE9	4.000000%	60,387,147.00	60,387,147.00	0.00	24,081.83	0.00	0.00	24,081.83	60,387,147.00	0.00%	0.00%
ESK	46643GAN0	9.989200%	5,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46643GBG4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,276,315,148.00	955,448,051.87	10,442,217.72	2,779,183.49	0.00	0.00	13,221,401.21	945,005,834.15

X-A	46643GAG5	0.812599%	966,200,000.00	650,332,904.87	0.00	440,383.09	0.00	0.00	440,383.09	639,890,687.15
X-B1	46643GBJ8	0.251458%	76,278,000.00	76,278,000.00	0.00	15,983.92	0.00	0.00	15,983.92	76,278,000.00
X-B2	46643GAH3	0.500000%	81,046,000.00	81,046,000.00	0.00	33,769.17	0.00	0.00	33,769.17	81,046,000.00
X-C	46643GAS9	0.367158%	25,426,000.00	25,426,000.00	0.00	7,779.46	0.00	0.00	7,779.46	25,426,000.00
X-D	46643GAU4	0.367158%	14,303,000.00	14,303,000.00	0.00	4,376.22	0.00	0.00	4,376.22	14,303,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-E	46643GAW0	0.367158%	60,387,147.00	60,387,147.00	0.00	18,476.34	0.00	0.00	18,476.34	60,387,147.00
Notional SubTotal			1,223,640,147.00	907,773,051.87	0.00	520,768.20	0.00	0.00	520,768.20	897,330,834.15

Deal Distribution Total					10,442,217.72	3,299,951.69	0.00	0.00	13,742,169.41

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46643GAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46643GAB6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46643GAC4	179.71699123	179.71699123	0.46401438	0.00000000	0.00000000	0.00000000	0.00000000	180.18100560	0.00000000
A-4A1	46643GAD2	1,000.00000000	4.64311953	2.81050000	0.00000000	0.00000000	0.00000000	0.00000000	7.45361953	995.35688047
A-4A2	46643GAQ3	1,000.00000000	4.64311947	2.81050000	0.00000000	0.00000000	0.00000000	0.00000000	7.45361947	995.35688053
A-5	46643GAE0	1,000.00000000	0.00000000	3.03208334	0.00000000	0.00000000	0.00000000	0.00000000	3.03208334	1,000.00000000
A-SB	46643GAF7	64.88198698	27.55038680	0.18207505	0.00000000	0.00000000	0.00000000	0.00000000	27.73246185	37.33160017
A-S	46643GAJ9	1,000.00000000	0.00000000	3.26183327	0.00000000	0.00000000	0.00000000	0.00000000	3.26183327	1,000.00000000
B	46643GAK6	1,000.00000000	0.00000000	3.42974999	0.00000000	0.00000000	0.00000000	0.00000000	3.42974999	1,000.00000000
C	46643GAL4	1,000.00000000	0.00000000	3.63929816	0.00000000	0.00000000	0.00000000	0.00000000	3.63929816	1,000.00000000
D	46643GAY6	1,000.00000000	0.00000000	3.22263147	0.00000000	0.00000000	0.00000000	0.00000000	3.22263147	1,000.00000000
E	46643GBA7	1,000.00000000	0.00000000	3.33333320	0.00000000	0.00000000	0.00000000	0.00000000	3.33333320	1,000.00000000
F	46643GBC3	1,000.00000000	0.00000000	3.33333357	0.00000000	0.00000000	0.00000000	0.00000000	3.33333357	1,000.00000000
NR	46643GBE9	1,000.00000000	0.00000000	0.39879066	2.93454268	105.19845175	0.00000000	0.00000000	0.39879066	1,000.00000000
ESK	46643GAN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46643GBG4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46643GAG5	673.08311413	0.00000000	0.45578875	0.00000000	0.00000000	0.00000000	0.00000000	0.45578875	662.27560252
X-B1	46643GBJ8	1,000.00000000	0.00000000	0.20954823	0.00000000	0.00000000	0.00000000	0.00000000	0.20954823	1,000.00000000
X-B2	46643GAH3	1,000.00000000	0.00000000	0.41666671	0.00000000	0.00000000	0.00000000	0.00000000	0.41666671	1,000.00000000
X-C	46643GAS9	1,000.00000000	0.00000000	0.30596476	0.00000000	0.00000000	0.00000000	0.00000000	0.30596476	1,000.00000000
X-D	46643GAU4	1,000.00000000	0.00000000	0.30596518	0.00000000	0.00000000	0.00000000	0.00000000	0.30596518	1,000.00000000
X-E	46643GAW0	1,000.00000000	0.00000000	0.30596478	0.00000000	0.00000000	0.00000000	0.00000000	0.30596478	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	04/01/24 - 04/30/24	30	0.00	19,043.15	0.00	19,043.15	0.00	0.00	0.00	19,043.15	0.00
A-4A1	04/01/24 - 04/30/24	30	0.00	533,995.00	0.00	533,995.00	0.00	0.00	0.00	533,995.00	0.00
A-4A2	04/01/24 - 04/30/24	30	0.00	210,787.50	0.00	210,787.50	0.00	0.00	0.00	210,787.50	0.00
A-5	04/01/24 - 04/30/24	30	0.00	901,602.11	0.00	901,602.11	0.00	0.00	0.00	901,602.11	0.00
A-SB	04/01/24 - 04/30/24	30	0.00	12,135.12	0.00	12,135.12	0.00	0.00	0.00	12,135.12	0.00
X-A	04/01/24 - 04/30/24	30	0.00	440,383.09	0.00	440,383.09	0.00	0.00	0.00	440,383.09	0.00
X-B1	04/01/24 - 04/30/24	30	0.00	15,983.92	0.00	15,983.92	0.00	0.00	0.00	15,983.92	0.00
X-B2	04/01/24 - 04/30/24	30	0.00	33,769.17	0.00	33,769.17	0.00	0.00	0.00	33,769.17	0.00
A-S	04/01/24 - 04/30/24	30	0.00	248,809.38	0.00	248,809.38	0.00	0.00	0.00	248,809.38	0.00
B	04/01/24 - 04/30/24	30	0.00	261,614.47	0.00	261,614.47	0.00	0.00	0.00	261,614.47	0.00
C	04/01/24 - 04/30/24	30	0.00	173,503.54	0.00	173,503.54	0.00	0.00	0.00	173,503.54	0.00
X-C	04/01/24 - 04/30/24	30	0.00	7,779.46	0.00	7,779.46	0.00	0.00	0.00	7,779.46	0.00
X-D	04/01/24 - 04/30/24	30	0.00	4,376.22	0.00	4,376.22	0.00	0.00	0.00	4,376.22	0.00
X-E	04/01/24 - 04/30/24	30	0.00	18,476.34	0.00	18,476.34	0.00	0.00	0.00	18,476.34	0.00
D	04/01/24 - 04/30/24	30	0.00	261,181.39	0.00	261,181.39	0.00	0.00	0.00	261,181.39	0.00
E	04/01/24 - 04/30/24	30	0.00	84,753.33	0.00	84,753.33	0.00	0.00	0.00	84,753.33	0.00
F	04/01/24 - 04/30/24	30	0.00	47,676.67	0.00	47,676.67	0.00	0.00	0.00	47,676.67	0.00
NR	04/01/24 - 04/30/24	30	6,175,425.71	201,290.49	0.00	201,290.49	177,208.66	0.00	0.00	24,081.83	6,352,634.37
ESK	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			6,175,425.71	3,477,160.35	0.00	3,477,160.35	177,208.66	0.00	0.00	3,299,951.69	6,352,634.37

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46643GAJ9	3.914200%	76,279,000.00	76,279,000.00	0.00	248,809.38	0.00	0.00	248,809.38	76,279,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46643GAK6	4.115700%	76,278,000.00	76,278,000.00	0.00	261,614.47	0.00	0.00	261,614.47	76,278,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46643GAL4	4.367158%	47,675,000.00	47,675,000.00	0.00	173,503.54	0.00	0.00	173,503.54	47,675,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			200,232,000.03	200,232,000.00	0.00	683,927.39	0.00	0.00	683,927.39	200,232,000.00

Exchangeable Certificate Details
EC	46643GAM2	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	13,742,169.41
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,488,443.35	Master Servicing Fee	6,665.01
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,656.34
Interest Adjustments	(89,978.60)	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	398.10
ARD Interest	0.00	Senior Trust Advisor Fee	1,353.55
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	11,283.00
Total Interest Collected	3,398,464.75

Principal		Expenses/Reimbursements
Scheduled Principal	1,161,028.26	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	37,960.27
Principal Prepayments	9,281,189.46	Special Servicing Fees (Monthly)	49,269.79
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	10,442,217.72	Total Expenses/Reimbursements	87,230.06

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,299,951.69
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	10,442,217.72
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	13,742,169.41
Total Funds Collected	13,840,682.47	Total Funds Distributed	13,840,682.47

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	955,448,052.42	955,448,052.42	Beginning Certificate Balance	955,448,051.87
(-) Scheduled Principal Collections	1,161,028.26	1,161,028.26	(-) Principal Distributions	10,442,217.72
(-) Unscheduled Principal Collections	9,281,189.46	9,281,189.46	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	945,005,834.70	945,005,834.70	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	957,370,661.11	957,370,661.11	Ending Certificate Balance	945,005,834.15
Ending Actual Collateral Balance	947,160,512.63	947,160,512.63

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.55)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.55)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.37%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	130,813,144.26	13.84%	4	4.4888	NAP	Defeased	16	130,813,144.26	13.84%	4	4.4888	NAP
	9,999,999 or less	8	34,285,603.44	3.63%	5	4.6016	1.550079	1.35 or less	7	236,817,569.28	25.06%	4	4.4876	1.056090
10,000,000 to 19,999,999		3	44,016,072.96	4.66%	4	4.4543	1.463461	1.36 to 1.45	1	4,705,854.14	0.50%	5	4.4800	1.399300
20,000,000 to 24,999,999		2	43,373,376.07	4.59%	5	4.6892	1.556386	1.46 to 1.55	3	62,485,738.82	6.61%	5	4.5746	1.473704
25,000,000 to 49,999,999		4	144,617,647.52	15.30%	5	4.5575	1.731883	1.56 to 1.65	3	32,529,812.27	3.44%	4	4.5423	1.636581
	50,000,000 or greater	7	547,899,990.45	57.98%	4	4.2585	2.247583	1.66 to 1.80	1	71,258,336.36	7.54%	5	4.5700	1.729000
	Totals	40	945,005,834.70	100.00%	4	4.3775	1.992840	1.81 to 2.00	2	33,882,129.38	3.59%	5	4.5090	1.818263
								2.01 or greater	7	372,513,250.19	39.42%	4	4.1708	2.899649
								Totals	40	945,005,834.70	100.00%	4	4.3775	1.992840
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	19	130,813,144.26	13.84%	4	4.4888	NAP
							Defeased	19	130,813,144.26	13.84%	4	4.4888	NAP
California	1	115,000,000.00	12.17%	4	3.9655	2.553400
							Industrial	1	2,956,206.85	0.31%	3	4.7500	1.877500
Connecticut	1	10,945,722.14	1.16%	4	4.3900	0.745500
							Lodging	2	48,494,043.67	5.13%	5	4.4911	1.911899
Illinois	1	45,000,000.00	4.76%	5	4.9350	2.214200
							Mixed Use	2	171,641,654.09	18.16%	4	4.5261	1.022771
Indiana	1	15,502,229.68	1.64%	4	4.4480	1.264100
							Mobile Home Park	1	3,711,687.07	0.39%	5	4.8700	1.565000
Louisiana	1	17,568,121.14	1.86%	5	4.5000	2.086700
							Multi-Family	2	68,691,724.99	7.27%	5	4.3423	1.379577
Michigan	1	3,711,687.07	0.39%	5	4.8700	1.565000
							Office	4	165,814,248.48	17.55%	4	4.5012	2.289972
New York	5	320,856,197.30	33.95%	4	4.5207	1.694781
							Retail	12	330,981,638.65	35.02%	5	4.1394	2.660821
Ohio	5	35,424,374.81	3.75%	4	4.5130	1.607100
							Totals	43	945,005,834.70	100.00%	4	4.3775	1.992840
Pennsylvania	2	8,720,095.09	0.92%	4	4.5014	1.032354

Texas	6	219,562,776.57	23.23%	5	4.0973	2.557651

Totals	43	945,005,834.70	100.00%	4	4.3775	1.992840

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	130,813,144.26	13.84%	4	4.4888	NAP	Defeased	16	130,813,144.26	13.84%	4	4.4888	NAP
	4.40000% or less	6	309,637,447.13	32.77%	5	4.0148	2.571218	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	11	421,629,326.40	44.62%	4	4.5066	1.689806	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	3	12,202,838.09	1.29%	4	4.7141	1.686932	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	4	70,723,078.82	7.48%	5	4.9314	1.948103	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	24	814,192,690.44	86.16%	4	4.3596	2.047400
	Totals	40	945,005,834.70	100.00%	4	4.3775	1.992840	Totals	40	945,005,834.70	100.00%	4	4.3775	1.992840
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	130,813,144.26	13.84%	4	4.4888	NAP	Defeased	16	130,813,144.26	13.84%	4	4.4888	NAP
	60 months or less	23	814,082,785.33	86.15%	4	4.3595	2.047514	Interest Only	4	305,000,000.00	32.27%	4	4.0352	3.058016
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	18	420,481,483.32	44.50%	5	4.5504	1.488168
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 to 359 months	1	88,601,302.01	9.38%	3	4.5700	1.223500
	Totals	39	944,895,929.59	99.99%	4	4.3774	1.992931	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	39	944,895,929.59	99.99%	4	4.3774	1.992931
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	130,813,144.26	13.84%	4	4.4888	NAP	120 months or less	1	109,905.11	0.01%	3	4.8445	1.208900
Underwriter's Information		2	79,401,486.64	8.40%	5	4.1367	2.824194	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	22	734,791,203.80	77.76%	4	4.3837	1.963460	Totals	1	109,905.11	0.01%	3	4.8445	1.208900
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	945,005,834.70	100.00%	4	4.3775	1.992840
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	302591104	RT	Grapevine	TX	Actual/360	3.833%	183,650.21	0.00	0.00	N/A	10/01/24	--	57,500,000.00	57,500,000.00	05/01/24
1A	302591114	RT	Grapevine	TX	Actual/360	3.833%	183,650.21	0.00	0.00	N/A	10/01/24	--	57,500,000.00	57,500,000.00	05/01/24
2	302660002	RT	Victorville	CA	Actual/360	3.966%	380,027.08	0.00	0.00	N/A	09/01/24	--	115,000,000.00	115,000,000.00	05/01/24
3	883100293	MU	New York	NY	Actual/360	4.570%	337,887.16	121,803.89	0.00	N/A	08/11/24	08/11/27	88,723,105.90	88,601,302.01	05/11/24
4	302660004	MU	New York	NY	Actual/360	4.479%	310,498.68	144,404.71	0.00	N/A	10/01/24	--	83,184,756.79	83,040,352.08	08/01/23
5	302660005	OF	Bronx	NY	Actual/360	4.570%	271,906.11	139,330.58	0.00	N/A	10/01/24	--	71,397,666.94	71,258,336.36	05/01/24
6	302591001	OF	New York	NY	Actual/360	4.452%	278,281.25	0.00	0.00	N/A	08/01/24	--	75,000,000.00	75,000,000.00	05/01/24
7	883100301	RT	North Riverside	IL	Actual/360	4.935%	185,062.50	0.00	0.00	N/A	10/06/24	--	45,000,000.00	45,000,000.00	05/06/24
7A	302660055				Actual/360	4.935%	91.26	0.00	0.00	N/A	10/06/24	--	21,901,486.64	21,901,486.64	09/06/24
8	302660008	MF	San Antonio	TX	Actual/360	4.360%	140,800.33	68,528.05	0.00	N/A	10/01/24	--	38,752,384.76	38,683,856.71	05/01/24
10	302660010	LO	Houston	TX	Actual/360	4.486%	115,840.23	61,208.60	0.00	N/A	10/01/24	--	30,987,131.13	30,925,922.53	03/01/23
12	302660012	MF	San Antonio	TX	Actual/360	4.319%	108,208.38	53,493.21	0.00	N/A	10/01/24	--	30,061,361.49	30,007,868.28	05/01/24
13	302511112	LO	Various	Various	Actual/360	4.130%	94,766.16	50,715.92	0.00	N/A	09/01/24	06/01/24	27,534,961.83	27,484,245.91	05/01/24
16	883100305	RT	Cincinnati	OH	Actual/360	4.439%	79,578.33	43,037.11	0.00	N/A	09/06/24	--	21,514,926.54	21,471,889.43	05/06/24
17	302660017	LO	New Orleans	LA	Actual/360	4.500%	66,122.32	64,498.31	0.00	10/01/24	11/01/44	--	17,632,619.45	17,568,121.14	05/01/24
20	302660020	OF	Pittsburgh	PA	Actual/360	4.615%	63,369.46	34,203.37	0.00	N/A	10/01/24	07/01/24	16,477,433.21	16,443,229.84	05/01/24
21	302660021	MF	Providence	RI	Actual/360	4.470%	56,333.84	37,073.46	0.00	N/A	09/01/24	--	15,123,177.52	15,086,104.06	05/01/24
22	883100307	RT	Fort Wayne	IN	Actual/360	4.448%	57,569.28	29,049.97	0.00	N/A	09/06/24	--	15,531,279.65	15,502,229.68	05/06/24
24	302660024	MF	Pensacola	FL	Actual/360	4.680%	45,793.58	24,153.47	0.00	N/A	10/01/24	--	11,741,942.36	11,717,788.89	05/01/24
26	883100289	OF	Meriden	CT	Actual/360	4.390%	40,114.09	19,406.19	0.00	N/A	09/06/24	--	10,965,128.33	10,945,722.14	02/06/24
27	883100300	OF	Philadelphia	PA	Actual/360	4.497%	32,335.32	18,315.39	0.00	N/A	09/06/24	--	8,628,505.37	8,610,189.98	05/06/24
28	883100291	RT	Ocala	FL	Actual/360	4.447%	30,758.25	14,560.44	0.00	N/A	06/06/24	--	8,299,953.71	8,285,393.27	05/06/24
29	302660029	RT	East Liverpool	OH	Actual/360	4.680%	28,718.42	17,462.78	0.00	N/A	10/01/24	--	7,363,698.55	7,346,235.77	05/01/24
30	302660030	MH	Various	IN	Actual/360	4.660%	26,095.95	15,977.31	0.00	N/A	10/01/24	--	6,719,987.82	6,704,010.51	05/01/24
31	302660031	IN	Wauwatosa	WI	Actual/360	4.580%	25,425.34	16,002.09	0.00	N/A	10/01/24	--	6,661,660.34	6,645,658.25	05/01/24
33	302660033	MF	Houston	TX	Actual/360	4.550%	22,584.49	14,620.73	0.00	N/A	07/01/24	--	5,956,348.09	5,941,727.36	05/01/24
34	302660034	RT	Mount Pleasant	WI	Actual/360	4.820%	23,527.08	5,857,364.55	0.00	N/A	08/01/24	--	5,857,364.55	0.00	05/01/24
35	302660035	IN	Charlotte	NC	Actual/360	4.660%	23,214.35	12,405.96	0.00	N/A	06/01/24	--	5,977,945.20	5,965,539.24	05/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
37	302660037	IN	Raleigh	NC	Actual/360	4.490%	19,588.51	12,801.33	0.00	N/A	09/01/24	--	5,235,236.27	5,222,434.94	05/01/24
38	302660038	RT	Wichita Falls	TX	Actual/360	4.720%	20,146.16	12,083.96	0.00	N/A	10/01/24	--	5,121,905.66	5,109,821.70	05/01/24
39	302660039	RT	Garland	TX	Actual/360	4.415%	18,238.70	12,161.13	0.00	10/01/24	01/01/29	--	4,957,290.18	4,945,129.05	05/01/24
40	883100303	SS	Johnson City	TN	Actual/360	4.590%	20,814.95	9,907.86	0.00	N/A	10/06/24	07/06/24	5,441,817.30	5,431,909.44	05/06/24
41	302660041	RT	Alliance	OH	Actual/360	4.480%	17,605.76	9,974.19	0.00	N/A	10/01/24	--	4,715,828.33	4,705,854.14	05/01/24
43	302660043	MH	Port Huron	MI	Actual/360	4.870%	15,116.66	13,158.35	0.00	N/A	10/01/24	--	3,724,845.42	3,711,687.07	05/01/24
44	302660044	SS	Sun City	CA	Actual/360	4.650%	13,353.01	3,445,938.69	0.00	N/A	06/01/24	--	3,445,938.69	0.00	05/01/24
46	302660046	RT	Harrodsburg	KY	Actual/360	4.550%	11,653.84	7,458.43	0.00	N/A	09/01/24	--	3,073,540.17	3,066,081.74	05/01/24
47	302660047	MF	Simpsonville	SC	Actual/360	4.610%	11,426.61	7,204.08	0.00	N/A	08/01/24	--	2,974,387.70	2,967,183.62	05/01/24
48	302660048	IN	Cheektowaga	NY	Actual/360	4.750%	11,729.56	7,049.74	0.00	N/A	08/01/24	--	2,963,256.59	2,956,206.85	10/01/23
50	302660050	MH	Kalamazoo	MI	Actual/360	4.890%	10,153.36	5,750.21	0.00	N/A	07/01/24	--	2,491,622.95	2,485,872.74	05/01/24
51	302660051	RT	Pittsburgh	PA	Actual/360	4.845%	568.94	31,023.18	0.00	N/A	08/01/24	--	140,928.29	109,905.11	05/01/24
52	302660052	SS	Trotwood	OH	Actual/360	4.380%	8,255.39	5,607.96	0.00	N/A	09/01/24	--	2,261,750.71	2,256,142.75	05/01/24
53	883100290	RT	Columbus	OH	Actual/360	4.790%	7,603.64	4,482.52	0.00	N/A	09/06/24	--	1,904,877.99	1,900,395.47	05/06/24
Totals							3,398,464.75	10,442,217.72	0.00				955,448,052.42	945,005,834.70
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	40,366,361.30	29,590,353.41	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	12,336,985.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	25,480,520.50	13,863,274.72	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,414,537.00	0.00	--	--	11/13/23	3,339,332.10	172,585.98	441,704.12	4,002,544.46	0.00	0.00
5	8,602,055.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	17,617,116.00	3,938,674.30	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	7,473,726.33	4,029,601.99	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,079,668.64	948,602.89	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	8,802,651.00	0.00	--	--	04/11/24	6,831,419.48	1,602,880.78	151,260.29	2,071,647.05	0.00	0.00
12	2,665,083.14	626,024.91	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	2,394,896.00	635,829.77	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,624,972.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,415,701.57	1,115,412.92	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	749,262.06	0.00	--	--	--	0.00	0.00	59,147.47	177,599.76	0.00	0.00
27	753,446.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,015,580.00	733,328.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	693,697.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	834,352.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	566,657.00	426,292.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	539,022.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	423,120.00	0.00	--	--	02/12/24	0.00	19,193.48	18,734.11	131,234.44	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	461,084.58	115,270.65	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	267,649.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	145,578,144.97	56,022,665.56				10,170,751.58	1,794,660.24	670,845.98	6,383,025.71	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
34	302660034	5,843,554.51	Payoff Prior to Maturity	0.00	0.00
44	302660044	3,437,634.95	Payoff Prior to Maturity	0.00	0.00
Totals		9,281,189.46		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/24	0	0.00	1	10,945,722.14	3	116,922,481.46	0	0.00	1	30,925,922.53	0	0.00	0	0.00	2	9,281,189.46	4.377477%	4.306036%	4
04/17/24	1	10,965,128.33	0	0.00	3	117,135,144.51	0	0.00	1	30,987,131.13	0	0.00	0	0.00	0	0.00	4.381329%	4.310424%	5
03/15/24	0	0.00	0	0.00	3	117,332,442.41	0	0.00	1	31,044,257.72	0	0.00	0	0.00	0	0.00	4.381479%	4.313422%	6
02/16/24	0	0.00	0	0.00	3	117,558,177.63	0	0.00	1	31,108,887.67	0	0.00	0	0.00	0	0.00	4.381647%	4.313563%	7
01/18/24	0	0.00	0	0.00	3	117,753,846.19	0	0.00	1	31,165,545.73	0	0.00	0	0.00	0	0.00	4.381795%	4.313691%	8
12/15/23	0	0.00	0	0.00	3	117,948,761.08	0	0.00	1	31,221,985.76	0	0.00	0	0.00	0	0.00	4.381942%	4.313817%	9
11/17/23	0	0.00	0	0.00	3	118,157,598.32	0	0.00	1	31,282,091.70	0	0.00	0	0.00	1	23,541,763.34	4.382098%	4.337180%	10
10/17/23	0	0.00	0	0.00	3	118,350,958.11	0	0.00	1	31,338,083.26	0	0.00	0	0.00	0	0.00	4.395353%	4.351054%	12
09/15/23	0	0.00	0	0.00	3	118,558,296.01	0	0.00	1	31,397,756.81	0	0.00	0	0.00	0	0.00	4.395516%	4.351198%	13
08/17/23	0	0.00	2	87,296,809.18	1	31,453,303.28	0	0.00	1	31,453,303.28	0	0.00	0	0.00	0	0.00	4.395668%	4.351334%	14
07/17/23	0	0.00	0	0.00	3	118,941,190.08	0	0.00	1	31,508,636.00	0	0.00	0	0.00	0	0.00	4.395820%	4.351468%	15
06/16/23	0	0.00	0	0.00	3	119,146,327.67	0	0.00	1	31,567,674.34	0	0.00	0	0.00	0	0.00	4.395980%	4.351610%	16
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	302660004	08/01/23	8	6	441,704.12	4,002,544.46	601,822.22	84,279,703.19	08/12/20	2
10	302660010	03/01/23	13	6	151,260.29	2,071,647.05	0.00	31,735,636.80	05/18/20	7	08/31/21		09/14/22
26	883100289	02/06/24	2	2	59,147.47	177,599.76	0.00	11,003,736.12	03/22/24	13
48	302660048	10/01/23	6	6	18,734.11	131,234.44	544,677.48	3,003,805.42	11/27/20	2
Totals					670,845.98	6,383,025.71	1,146,499.70	130,022,881.53
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		833,891,283	706,023,079	96,942,281		30,925,923
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		88,601,302	88,601,302	0		0
49 - 60 Months		4,945,129	4,945,129	0		0
> 60 Months		17,568,121	17,568,121	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-24	945,005,835	817,137,631	0	10,945,722	85,996,559	30,925,923
Apr-24	955,448,052	827,347,780	10,965,128	0	86,148,013	30,987,131
Mar-24	956,531,944	839,199,502	0	0	86,288,185	31,044,258
Feb-24	957,757,500	840,199,322	0	0	86,449,290	31,108,888
Jan-24	958,832,451	841,078,605	0	0	86,588,300	31,165,546
Dec-23	959,903,240	841,954,479	0	0	86,726,775	31,221,986
Nov-23	961,043,224	842,885,625	0	0	86,875,507	31,282,092
Oct-23	985,696,182	867,345,224	0	0	87,012,875	31,338,083
Sep-23	986,879,896	868,321,600	0	0	118,558,296	0
Aug-23	987,982,171	869,232,058	0	87,296,809	31,453,303	0
Jul-23	989,080,160	870,138,970	0	0	87,432,554	31,508,636
Jun-23	990,251,143	871,104,815	0	0	87,578,653	31,567,674
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	883100293	88,601,302.01	88,601,302.01	555,000,000.00	07/16/14	13,613,563.72	1.22350	06/30/23	08/11/24	304
4	302660004	83,040,352.08	84,279,703.19	93,300,000.00	06/14/23	4,414,537.00	0.80860	12/31/23	10/01/24	244
10	302660010	30,925,922.53	31,735,636.80	69,800,000.00	02/06/24	8,802,651.00	1.81260	12/31/23	10/01/24	244
26	883100289	10,945,722.14	11,003,736.12	17,000,000.00	07/24/14	532,504.06	0.74550	12/31/23	09/06/24	244
48	302660048	2,956,206.85	3,003,805.42	7,900,000.00	08/02/23	423,120.00	1.87750	12/31/23	08/01/24	242
Totals		216,469,505.61	218,624,183.54	743,000,000.00		27,786,375.78

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	883100293	MU	NY	11/30/23	1

The loan transferred to Special Servicing effective 11/30/2023 for imminent maturity default. The loan collateral is a collection of mixed-use, commercial condo units totaling 536,888 SF located on Manhattan's Upper West Side in New York, NY.

The ass ets are situated at five (5) different addresses containing approximately 276,00 SF of retail space (55%), approximately 110,000 SF of commercial/school space (23%), and three parking garages with 417 spaces within approximately

108,00 SF (22%). Most recent inspection reports the portfolio to be in good condition. Since loan origination a number of tenants have vacated the property (Michael's, Petco, Modell's, Duane Reade, Ann Taylor and Verizon), but those

	spaces have been re-tenanted. Loan modification closed in March 2024. Strategy is to monitor the loan and return to the master servicer.

4	302660004	MU	NY	08/12/20	2

Loan transferred on 8/12/20 for Delinquent Payments. Notice of Default was delivered on 7/20/20. Subject is a 19-story, 175,972 NRSF, Class A office building with ground floor retail located in the Plaza District of Midtown Manhattan. YE2022

NOI was $6,679,432 and occupancy was ~79% as of 12/31/22. Legal counsel has been retained to file for foreclosure and/or receivership, if necessary. Loan was accelerated on 12/1/20. Foreclosure complaint was filed on 12/15/21. The motion for summary judgment was filed on 8/26/22, and the Court granted summary judgment on 4/5/23. The judgment of foreclosure of sale was entered in December 2023 and the foreclosure sale has been scheduled for May 2024. Lender

	will dual track the foreclosure process while discussing workout alternatives with Borrower.

10	302660010	LO	TX	05/18/20	7

The Loan transferred for Imminent Monetary Default at the Borrower's request as a result of the COVID-19 pandemic. Borrower filed BK11. Borrower agreed to transfer title back to the Lender and a Deed in Lieu was completed. The property transferred to REO on 9/14/22. Property was under contract end of 2023, but buyer did not perform. Asset Management is proceeding with original business plan to sell in 2025. TTM RevPAR index 108.5% per February 2024 STR.

26	883100289	OF	CT	03/22/24	13

The Loan transferred into Special Servicing on 3/22/24 due to Imminent Default as the Borrower proposed a loan transfer to the Special Servicer to collaborate with the Lender to return the property through a foreclosure process as the Borrower can no longer fund shortages for debt service or opex. The Loan is secured by a property known as Meriden Executive Park consisting of two office buildings and located at 530 and 538 Preston Avenue within the City of Meriden, in central

Connecticut. 530 Preston Avenue was built in 1986, renovated in 2008, and consists of three stories totaling 78,466 SF. 538 Preston Avenue was built in 1989, renovated in 2008, and consists of three stories totaling 74,287 SF. YE 2023

DSCR reflects 0.73x at 51.80% occu pancy compared to YE 2022 DSCR of 1.12x at 15.29% occupancy. USI Insurance lease expired on 2/29/2024. While they are still occupying the space, they will be vacating within 60 days as they have

	signed a new lease on another property. The Lender will establish and continue discussions with the Borrower while reserving all rights under the Loan Documents.

48	302660048	IN	NY	11/27/20	2

The Loan was transferred to SS on 12/1/20 for 60+ days delinquent. Property is a 118K SF warehouse industrial center with five tenants. NOD was sent on 12/2/20. Legal counsel was retained to file for foreclosure and receivership. On 11/22/21 a Forecl osure Complaint was filed with an Application for Appointment of a rent receiver. On 1/11/22, the motion for the appointment of a receiver was granted. In response, Borrower filed for BK on 1/29/22 which was dismissed on 3/2022. A hearing for the MSJ was held on 10/2022. A hearing was held on 1/18/23 and the Judge did not make a ruling at the time but the MSJ was finally entered on 3/30/23. Lender was ordered to submit a settlement offer to the Borrower which was subsequently rejected. Borrower also requested additional discovery items which were provided. A discovery dispute still exists and a deposition was scheduled for 4/16/2023. The next status hearing is scheduled for 5/7/2024.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	883100301	0.00	4.93500%	0.00	4.93500%	9	05/19/21	05/06/21	06/11/21
7A	302660055	0.00	4.93500%	0.00	4.93500%	9	05/19/21	05/06/21	07/16/21
11	883100309	0.00	4.97000%	0.00	4.97000%	10	08/14/20	07/01/20	11/12/20
11A	883100310	0.00	4.97000%	0.00	4.97000%	10	08/14/20	07/01/20	11/12/20
13	302511112	29,584,989.95	4.13000%	29,584,989.95	4.13000%	10	06/11/20	05/01/20	08/11/20
Totals		29,584,989.95		29,584,989.95
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	18,483.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	17,330.16	0.00	0.00	12,450.61	0.00	0.00	0.00	0.00	0.00	0.00
7A	89,978.60	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	6,455.65	0.00	0.00	25,509.66	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	89,978.60	0.00	49,269.79	0.00	0.00	37,960.27	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		177,208.66

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Supplemental Notes
None

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